Parenthetical Information - Significant accounting policies (Detail: Text Values)	12 Months Ended
	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)
Impact of the EU carve-out version of IAS 39 [Abstract]
Profit before tax	€ 147,000,000	€ 128,000,000
Profit after tax	€ 105,000,000	€ 85,000,000
Impact on CET 1 capital ratio (less than) in bps	3	2
Valuation adjustments for defined benefit pension plans [Abstract]
Decrease in defined benefit obligation, recognized in OCI	€ 310,000,000
Change in accounting estimates in EUR million [Abstract]
Impact before tax recognized in Consol Statement of Inc and corresponding inc in Groups Consol Statement of Comprehensive Income due to refinement to methodology for the own credit adj cal	€ 55,000,000
Principles of Consolidation - Associates in percent [Abstract]
Significant influence is generally presumed when the Group holds voting rights in an upper range	50
Groups investment of the voting stock	20
Impairement of loans and provision for off-balance sheet positons - Staged approach to the determination of expected losses [Abstract]
Group recognize a loss allowance at an amount equal to lifetime expected credit losses	20